Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information
Entity Registrant Name	Recruiter.com Group, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	To update financials.
Entity Central Index Key	0001462223
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2020
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Transition Period	true
Entity Incorporation, State or Country Code	NV